Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Finance of America Companies Inc.
(Parent Company Only)
Condensed Statements of Financial Condition
(In thousands, except share data)

	December 31, 2022	December 31, 2021

ASSETS
Investment in subsidiaries	$259,895	$446,517
TOTAL ASSETS	$259,895	$446,517

LIABILITIES AND EQUITY
Payables and other liabilities	5,784	58,538
TOTAL LIABILITIES	$5,784	$58,538

EQUITY
Class A Common Stock, $0.0001 par value; 6,000,000,000 shares authorized; 67,681,856 and 65,013,569 shares issued, respectively, and 63,423,356 and 60,755,069 shares outstanding, respectively	6	6
Additional paid-in capital	888,488	831,620
Accumulated deficit	(634,295)	(443,613)
Accumulated other comprehensive loss	(88)	(34)
TOTAL EQUITY	254,111	387,979
TOTAL LIABILITIES AND EQUITY	$259,895	$446,517

Condensed Income Statement

Finance of America Companies Inc.
(Parent Company Only)
Condensed Statements of Operations and Comprehensive Income
(In thousands)

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
REVENUES
Interest income	$—	$—	$—	$164
Interest expense	—	—	(46)	(3,669)
Net interest expense	—	—	(46)	(3,505)
TOTAL REVENUES	—	—	(46)	(3,505)

EXPENSES
Salaries, benefits, and related expenses	—	—	4,041	7,710
Occupancy, equipment rentals, and other office related expenses	—	—	161	632
General and administrative expenses	—	—	357	1,292
TOTAL EXPENSES	—	—	4,559	9,634
OTHER, NET	40,163	15,042	—	—
NET INCOME (LOSS) BEFORE INCOME TAXES	40,163	15,042	(4,605)	(13,139)
Benefit for income taxes applicable to parent	(17,524)	(23,748)	—	—
NET INCOME (LOSS)	57,687	38,790	(4,605)	(13,139)
Equity (deficit) in undistributed income from subsidiaries	(248,369)	(410,590)	124,464	531,527
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	(190,682)	(371,800)	119,859	518,388
Other comprehensive income (loss)	(54)	(34)	(11)	60
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$(190,736)	$(371,834)	$119,848	$518,448

Condensed Statement of Comprehensive Income

Finance of America Companies Inc.
(Parent Company Only)
Condensed Statements of Operations and Comprehensive Income
(In thousands)

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
REVENUES
Interest income	$—	$—	$—	$164
Interest expense	—	—	(46)	(3,669)
Net interest expense	—	—	(46)	(3,505)
TOTAL REVENUES	—	—	(46)	(3,505)

EXPENSES
Salaries, benefits, and related expenses	—	—	4,041	7,710
Occupancy, equipment rentals, and other office related expenses	—	—	161	632
General and administrative expenses	—	—	357	1,292
TOTAL EXPENSES	—	—	4,559	9,634
OTHER, NET	40,163	15,042	—	—
NET INCOME (LOSS) BEFORE INCOME TAXES	40,163	15,042	(4,605)	(13,139)
Benefit for income taxes applicable to parent	(17,524)	(23,748)	—	—
NET INCOME (LOSS)	57,687	38,790	(4,605)	(13,139)
Equity (deficit) in undistributed income from subsidiaries	(248,369)	(410,590)	124,464	531,527
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	(190,682)	(371,800)	119,859	518,388
Other comprehensive income (loss)	(54)	(34)	(11)	60
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$(190,736)	$(371,834)	$119,848	$518,448